Financial Instruments and Fair Value Measurements - Derivatives not Designated as Hedging Instruments (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Derivative Not Designated as Hedging Instruments
Interest rate swaps	$ 0	$ (709)
Not Designated as Hedging Instruments
Derivative Not Designated as Hedging Instruments
Total	0	(709)
Loss on interest rate swaps | Not Designated as Hedging Instruments
Derivative Not Designated as Hedging Instruments
Interest rate swaps	$ 0	$ (709)